Segmented information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of graphical areas
The Company operates in one business segment being the exploration and evaluation of mineral property interests. The Company’s non-current
assets geographically are as follows:

	2021	2020
Canada

Property and equipment	$127	$208
Deposits and other	10	10

	$137	$218

Other
Property and equipment	$1	$12
Other assets	239	177
Deposits and other	2	2

	$242	$191